REVENUE (Narrative) (Details) - Commodity Price Risk [Member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Confidence level used to determine risk adjustment	10.00%
Value at risk	$ 470	$ 716